Other Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Other Receivables [Abstract]
Summary of other Receivables

	December 31,
	2014	2013
Deposits to supermarkets	$130,105	$117,661
Loan receivables	-	589,159
Travel advances to employees	16,760	21,785
Others	10,918	1,028
	157,783	729,633
Less: allowance for doubtful accounts	(4,079)	(230,330)
	$153,704	$499,303